SHARE BASED COMPENSATION - Options to Restricted Shares (Details) $ / shares in Units, $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares	0
Granted (in dollars per share) | $ / shares	$ 0
Unrecognized compensation expense related to unvested share options | $	$ 110.7
Options to restricted shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares	0
Granted (in dollars per share) | $ / shares	$ 0
Unrecognized compensation expense related to unvested share options | $	$ 28.1
Unrecognized compensation expense, period of recognition	1 year 8 months 12 days